UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
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Check here if Amendment [ ]; Amendment Number:
                                               ------

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Metalmark Capital LLC
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Address:          1177 Avenue of Americas
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                  40th Floor
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                  New York, NY 10036
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Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth F. Clifford
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Title: Chief Financial Officer
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Phone: (212) 823-1900
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Signature, Place, and Date of Signing:

     /s/ Kenneth F. Clifford     New York, New York          February 13, 2009
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           [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               4
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Form 13F Information Table Entry Total:          4
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Form 13F Information Table Value Total:          $ 99,466
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                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F  File Number         Name
01     28-       06238               MSCP III, LLC
--     --        -------             -------------------------------------------
02     28-       11922               Morgan Stanley Capital Partners III, Inc.
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03     28-       11353               MSDW Capital Partners IV, LLC
--     --        -------             -------------------------------------------
04     28-       11355               MSDW Capital Partners IV, Inc.
--     --        -------             -------------------------------------------

                           FORM 13F INFORMATION TABLE



     COLUMN 1       COLUMN 2   COLUMN 3  COLUMN 4             COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
                                          VALUE      SHRS OR      SH/  PUT/  INVESTMENT     OTHER         VOTING AUTHORITY
  NAME OF ISSUER    TITLE OF     CUSIP   (X$1000)    PRN AMT      PRN  CALL  DISCRETION    MANAGERS   SOLE     SHARED       NONE
                     CLASS
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------
------------------- --------- --------- ---------- ------------- ---- ----- ------------ ----------- ------ --------------- -------

AVENTINE            COMMON    05356X403  6,950      10,691,928    SH        DEFINED          03, 04          10,691,928
RENEWABLE
ENERGY
------------------- -------- ----------- ---------- ------------- --- ----- ------------ ----------- ------ --------------- -------
------------------- -------- ----------- ---------- ------------- --- ----- ------------ ----------- ------ --------------- -------

ENERSYS             COMMON    29275Y102  62,382     5,671,092     SH        DEFINED          03, 04          5,671,092
HOLDINGS INC
------------------- -------- ----------- ---------- ------------- --- ----- ------------ ----------- ------ --------------- -------
------------------- -------- ----------- ---------- ------------- --- ----- ------------ ----------- ------ --------------- -------

RENEGY              COMMON    75845J109  156        473,951       SH        DEFINED          01, 02           473,951
HOLDINGS INC
------------------- -------- ----------- ---------- ------------- --- ----- ------------ ----------- ------ --------------- -------
------------------- -------- ----------- ---------- ------------- --- ----- ------------ ----------- ------ --------------- -------


UNION DRILLING      COMMON    90653P105  29,978     5,776,085     SH        DEFINED          01, 02          5,776,085
INC
------------------- -------- ----------- ---------- ------------- --- ----- ------------ ----------- ------ --------------- -------
